Nov. 24, 2021
Seven Canyons Strategic Income Fund

ALPS SERIES TRUST

Seven Canyons Strategic Income Fund

Seven Canyons World Innovators Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 24, 2021

to the Fund’s Statutory Prospectus and Summary Prospectus (together with the Statutory Prospectus the “Prospectuses”) and Statement of Additional Information (“SAI”)

each dated January 28, 2021

Effective January 28, 2022, the Seven Canyons Strategic Income Fund will change its name to the Seven Canyons Strategic Global Fund.

****

Effective January 28, 2022, the Seven Canyons Strategic Income Fund’s Investment Objective on Page 2 of the Prospectuses and Page 20 of the Statutory Prospectus will change to the following:

The Fund’s investment objective is long-term growth of capital.

****

Effective January 28, 2022, the “Principal Investment Strategies of the Fund” section for the Seven Canyons Strategic Income Fund beginning on page 3 of the Prospectuses and page 20 of the Statutory Prospectus will change to the following:

Under normal market conditions, the Fund invests primarily in equity securities (primarily common stock) of domestic and foreign micro, small, and midsize growth companies with market capitalizations of less than US $5 billion at the time of purchase.

At times, one type of security may make up a substantial portion of the Fund, while other types may have minimal or no representation. The Fund may invest a large percentage of its assets in a few sectors.

Under normal market conditions, the Fund will typically be invested in at least three developed countries, including the U.S.  The Fund may invest its assets in securities issued by foreign companies in developed countries without limit. To a lesser extent, the Fund may invest in foreign companies in emerging and frontier markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies.

Under normal market conditions, the Fund will invest at least 40% of its assets (30% if conditions are not favorable) in equity securities of companies tied economically to countries other than the United States. The Fund regards a company as being tied economically to a country other than the U.S. if, at the time of purchase, the company has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

The Fund may invest in investment companies, including exchange-traded funds (ETFs).

The Adviser will use a process of “bottom-up” fundamental analysis to seek to identify and invest in companies with the greatest potential for growth. The Adviser’s analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

****

Effective January 28, 2022, the “Principal Investment Strategies of the Fund” section for the Seven Canyons World Innovators Fund beginning on page 14 of the Prospectuses and page 22 of the Statutory Prospectus will change to the following:

Under normal market conditions, the Fund invests primarily in equity securities (primarily common stock) of foreign growth companies that the Adviser believes are innovators in their respective sectors or industries.

Modern innovative companies have global business models that are less dependent upon their place of domicile, the location of their headquarters, or the exchange on which their stocks are listed.

Under normal market conditions, the Fund will typically be invested in at least three developed countries, other than the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, the Fund will invest at least 40% of its assets (30% if conditions are not favorable) in equity securities of companies tied economically to countries other than the United States. The Fund regards a company as being tied economically to a country other than the U.S. if, at the time of purchase, the company has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

The Adviser will use a process of “bottom-up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, the Adviser expects to invest a significant portion of the Fund’s assets in early stage companies and small- to mid-size companies with market capitalizations of less than US $5 billion at the time of purchase. The Fund may invest a large percentage of its assets in a few sectors.

The Adviser has defined two broad categories that it believes are critical to identifying companies with outstanding investment potential. The first is companies that possess valuable intellectual property. The second is companies that are innovators in their respective sectors or industries.

Investors Should Retain This Supplement for Future Reference

Seven Canyons World Innovators Fund

ALPS SERIES TRUST

Seven Canyons Strategic Income Fund

Seven Canyons World Innovators Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 24, 2021

to the Fund’s Statutory Prospectus and Summary Prospectus (together with the Statutory Prospectus the “Prospectuses”) and Statement of Additional Information (“SAI”)

each dated January 28, 2021

Effective January 28, 2022, the Seven Canyons Strategic Income Fund will change its name to the Seven Canyons Strategic Global Fund.

****

Effective January 28, 2022, the Seven Canyons Strategic Income Fund’s Investment Objective on Page 2 of the Prospectuses and Page 20 of the Statutory Prospectus will change to the following:

The Fund’s investment objective is long-term growth of capital.

****

Effective January 28, 2022, the “Principal Investment Strategies of the Fund” section for the Seven Canyons Strategic Income Fund beginning on page 3 of the Prospectuses and page 20 of the Statutory Prospectus will change to the following:

Under normal market conditions, the Fund invests primarily in equity securities (primarily common stock) of domestic and foreign micro, small, and midsize growth companies with market capitalizations of less than US $5 billion at the time of purchase.

At times, one type of security may make up a substantial portion of the Fund, while other types may have minimal or no representation. The Fund may invest a large percentage of its assets in a few sectors.

Under normal market conditions, the Fund will typically be invested in at least three developed countries, including the U.S.  The Fund may invest its assets in securities issued by foreign companies in developed countries without limit. To a lesser extent, the Fund may invest in foreign companies in emerging and frontier markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies.

Under normal market conditions, the Fund will invest at least 40% of its assets (30% if conditions are not favorable) in equity securities of companies tied economically to countries other than the United States. The Fund regards a company as being tied economically to a country other than the U.S. if, at the time of purchase, the company has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

The Fund may invest in investment companies, including exchange-traded funds (ETFs).

The Adviser will use a process of “bottom-up” fundamental analysis to seek to identify and invest in companies with the greatest potential for growth. The Adviser’s analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

****

Effective January 28, 2022, the “Principal Investment Strategies of the Fund” section for the Seven Canyons World Innovators Fund beginning on page 14 of the Prospectuses and page 22 of the Statutory Prospectus will change to the following:

Under normal market conditions, the Fund invests primarily in equity securities (primarily common stock) of foreign growth companies that the Adviser believes are innovators in their respective sectors or industries.

Modern innovative companies have global business models that are less dependent upon their place of domicile, the location of their headquarters, or the exchange on which their stocks are listed.

Under normal market conditions, the Fund will typically be invested in at least three developed countries, other than the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, the Fund will invest at least 40% of its assets (30% if conditions are not favorable) in equity securities of companies tied economically to countries other than the United States. The Fund regards a company as being tied economically to a country other than the U.S. if, at the time of purchase, the company has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

The Adviser will use a process of “bottom-up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, the Adviser expects to invest a significant portion of the Fund’s assets in early stage companies and small- to mid-size companies with market capitalizations of less than US $5 billion at the time of purchase. The Fund may invest a large percentage of its assets in a few sectors.

The Adviser has defined two broad categories that it believes are critical to identifying companies with outstanding investment potential. The first is companies that possess valuable intellectual property. The second is companies that are innovators in their respective sectors or industries.

Investors Should Retain This Supplement for Future Reference